Deferred IPO Costs	12 Months Ended
Mar. 31, 2025
Deferred IPO Costs [Abstract]
DEFERRED IPO COSTS

NOTE 8 — DEFERRED IPO COSTS

Deferred IPO costs consist of the following:

	March 31, 2025	March 31, 2024
Legal fees	$424,100	$345,308
Underwriting fees	125,937	101,303
Other professional advisors’ fees	371,180	262,372
	$921,217	$708,983